Share-Based Payments - Warrant Program (Details) - DKK (kr) kr / shares in Units, kr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	kr 349	kr 271
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted	345,079	193,853
Warrants exercised	62,374	76,852
Weighted average exercise price per warrant granted	kr 2,006.50	kr 2,657.01
Weighted average Black-Scholes fair value per warrant granted	650.72	937.43
Weighted average exercise price on date of grant per warrant exercised	kr 1,208.46	kr 1,337.58
Percentage of change in share capital - warrants exercised	0.09%	0.12%